Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Feb. 23, 2021
Private Placement [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance
Fair value				$ 217,437
Change in valuation inputs or other assumptions	[1]		237,545
Fair value as of ending balance	[2]	$ 454,982	454,982
Public [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance
Fair value				9,318,750
Change in valuation inputs or other assumptions	[1]		10,180,500
Fair value as of ending balance	[2]	19,499,250	19,499,250
Warrant Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance
Fair value				$ 9,536,187
Change in valuation inputs or other assumptions	[1]		10,418,045
Fair value as of ending balance	[2]	19,954,232	19,954,232
FPS Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance		3,859,558
Change in valuation inputs or other assumptions	[3]	593,410
Fair value as of ending balance		$ 4,452,968	$ 4,452,968

[1]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statement of operations.
[2]	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totalling $7.3 million during the year ended December 31, 2021.
[3]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of FPS liability in the consolidated statement of operations.